Revenue	3 Months Ended
Sep. 26, 2021
Revenue from Contract with Customer [Abstract]
Revenue

(3) Revenue

The following table presents the Company’s revenue disaggregated by major revenue categories:

	Quarter Ended
	September 26, 2021	% of revenues	September 27, 2020	% of revenues
Major revenue categories:
Bowling	$92,610	51%	$27,069	54%
Food and beverage	60,245	33%	14,810	30%
Amusement	23,711	13%	4,924	10%
Media	4,412	2%	3,128	6%
Total revenues	$180,978	100%	$49,931	100%

Bowling revenue — The Company recognizes revenue for providing bowling services to customers in exchange for consideration that is recognized as revenue on the day that the services are performed and payments are received from the customer. Any prepayments for bowling revenue are recognized as deferred revenue and recognized when earned.

Food and beverage revenue — Sales of food and beverages at our bowling centers are recognized at a point-in-time.

Amusement revenue — Amusement revenue includes amounts earned through arcades and other games. Similar to bowling, food and beverage revenue, almost all of our revenue is earned at a point-in-time. We record deferred revenue for events where we collect cash in advance of the Company’s satisfaction of its performance obligation, which would occur on the date of the event. These deferred amounts are not material to our financial statements and the amounts are typically all earned in the subsequent period. The Company provides customers game-play tokens and game cards, which are subject to breakage and redemptions. Please see further details below on our accounting policies regarding these items.

Media revenue — The Company earns media revenue from sanctioning official PBA tournaments and licensing media content to our customers, which include television networks and multi-year contracts. The Company considers each tournament as a separate performance obligation as each tournament’s pricing is negotiated separately and represents stand-alone selling price based on the terms of the contract and the relative nature services provided. Media revenue is generated through producing and licensing distribution rights to customers, which is recognized at the point-in-time the Company produces and delivers programming for a respective tournament. Tournament revenue includes sponsorships, entry and host fees. Fees received for sponsorships and tournaments are recognized as deferred revenue until the respective tournament occurs, at which point, the Company recognizes those fees as revenue.

The Company sells gift and game cards that do not expire. Gift and game card revenue is recognized as gift and game cards or game-play tokens are redeemed by customers. The Company accrues unearned revenue as a liability for the unredeemed tickets that may be redeemed or used in the future. Gift and game card sales are recorded as an unearned gift and game card revenue liability when sold. Unearned gift and game card revenue or deferred revenue is reported in accrued expenses in the consolidated balance sheets and is disclosed in Note 7. Gift and game card revenue is not material to the consolidated financial statements. The Company recognizes breakage revenue for unredeemed gift and game cards on a pro-rated basis based on historical redemption patterns. Breakage is the amount not used or redeemed by the customer. Breakage income from game and gift cards is included in operating revenue. Breakage income is not material to the consolidated financial statements. During the quarter ended September 26, 2021 and September 27, 2020, the Company recognized revenue of $3,193 and $1,785, respectively, from the beginning balances of deferred revenue.

Taxes collected from customers and remitted to government authorities are excluded from revenue in the consolidated statement of operations. The remittance obligation is included in accrued liabilities until the taxes are sent to the appropriate taxing authorities.

The Company also has a loyalty program called the Most Valuable Bowler (MVB) program. MVB participants earn rewards in the form of coupons or points based on their cumulative spend with an expiration date. The loyalty program creates material rights, which are valued as separate performance obligations and deferred until use or expiration. The deferred portion is included in deferred revenue and is not material to the financial statements.

From time to time, the Company offers discount vouchers through outside vendors. Revenue for these vouchers is recognized as revenue when the voucher is redeemed by the guest or as breakage on a pro-rated basis based on historical redemption patterns. Revenue is recognized for the gross amount paid by customers for purchased vouchers. The fee paid to the outside vendors, in the form of the discount, is recognized in cost of revenues. We recognize this revenue on a gross basis, as we are responsible for providing the service desired by the customer.